Other Intangible Assets, Net	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net
7.	Other Intangible Assets, Net

Other intangible assets, net consisted of the following:

	Weighted Average Amortization Period (in years)	December 31, 2019
		Carrying Value	Accumulated Amortization	Net Carrying Value
Merchant relationships	8	$176.8	$81.1	$95.7
Acquired technology	10	105.2	32.2	73.0
Trademarks and trade names	9	55.5	30.1	25.4
Noncompete agreements	2	3.9	3.6	0.3
Capitalized software development costs	3	14.9	2.0	12.9
Leasehold interest	2	0.1	0.1	—
Residual commission buyouts (a)	3	15.7	9.8	5.9

Total intangible assets		$372.1	$158.9	$213.2

	Weighted Average Amortization Period (in years)	June 30, 2020
		Carrying Value	Accumulated Amortization	Net Carrying Value
Merchant relationships	8	$176.8	$93.7	$83.1
Acquired technology	10	105.2	37.5	67.7
Trademarks and trade names	9	55.5	34.6	20.9
Noncompete agreements	2	3.9	3.8	0.1
Capitalized software development costs	3	19.5	3.8	15.7
Leasehold interest	2	0.1	0.1	—
Residual commission buyouts (a)	3	16.2	11.5	4.7

Total intangible assets		$377.2	$185.0	$192.2

(a)	Residual commission buyouts include contingent payments of $2.7 million and $2.8 million as of December 31, 2019 and June 30, 2020, respectively.

As of June 30, 2020, the estimated amortization expense for intangible assets for each of the five succeeding years and thereafter is as follows:

2020 (remaining six months)	$26.0
2021	47.3
2022	30.3
2023	19.5
2024	18.4
Thereafter	50.7

Total	$192.2

Amounts charged to expense in the unaudited Condensed Consolidated Statements of Operations for amortization of intangible assets were as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2020	2019	2020
Depreciation and amortization expense	$9.4	$9.4	$18.7	$18.9
Cost of sales	2.7	3.7	5.5	7.2

Total	$12.1	$13.1	$24.2	$26.1